Available-for-sale securities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Available-for-sale Securities.
Cost Basis	$ 1,293	$ 1,301	$ 1,257
Unrealized pretax net gains (losses)	77	21	(125)
Fair Value	1,370	1,322	1,132
U.S. treasury bonds
Schedule of Available-for-sale Securities.
Cost Basis	12	14	14
Unrealized pretax net gains (losses)			1
Fair Value	12	14	15
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities.
Cost Basis	76	65	15
Unrealized pretax net gains (losses)	1		(1)
Fair Value	77	65	14
Corporate bonds
Schedule of Available-for-sale Securities.
Cost Basis	481	455	343
Unrealized pretax net gains (losses)	30	20	(22)
Fair Value	511	475	321
Asset-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	136	141	165
Unrealized pretax net gains (losses)		(7)	(27)
Fair Value	136	134	138
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	258	295	319
Unrealized pretax net gains (losses)	15	13	5
Fair Value	273	308	324
Residential mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	43	61	79
Unrealized pretax net gains (losses)	(3)	(10)	(19)
Fair Value	40	51	60
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	164	175	176
Unrealized pretax net gains (losses)	4	(13)	(47)
Fair Value	168	162	129
Large capitalization value
Schedule of Available-for-sale Securities.
Cost Basis	100	76	126
Unrealized pretax net gains (losses)	22	13	(13)
Fair Value	122	89	113
Smaller company growth
Schedule of Available-for-sale Securities.
Cost Basis	23	19	20
Unrealized pretax net gains (losses)	8	5	(2)
Fair Value	$ 31	$ 24	$ 18